INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 73,272	$ 79,729	$ 29,837
Capital loss carryforward	50,313	52,765	0
Deferred interest carryforward	18,438	11,289	0
Research tax credit carryforward	483	404	404
Reserves and accruals	2,440	4,248	148
Stock-based compensation	17,614	16,917	15,190
Unrealized capital loss	0	0	0
Property, plant and equipment, net	53,334	75,349	0
Digital asset impairment loss	6	0	8,368
Debt extinguishment loss	2,446	2,561	2,558
Intangibles (other than goodwill)	2,660	2,301	2,270
Leases	2,099	7,062	5,231
Capitalized research and development expenses	4,226	801	0
Other	6	169	3
Gross deferred tax assets	227,337	253,595	64,009
Valuation allowance	(219,515)	(248,710)	(6,781)	$ (15,961)
Deferred tax assets, net of valuation allowance	7,822	4,885	57,228
Deferred settlement	(6,031)	0	0
Operating lease ROU assets	(1,791)	(4,885)	0
Property, plant and equipment, net	0	0	(75,759)
Deferred tax liabilities, net	(7,822)	(4,885)	(75,759)
Total net deferred tax assets (liabilities)	$ 0	$ 0	$ (18,531)